Subsequent Events - Schedule of Loan Receivables After Period End (Details) - SCG Oakland Portfolio - Subsequent Event $ in Millions	Mar. 01, 2019 USD ($)
Subsequent Event [Line Items]
Loan Amount	$ 53.5
LIBOR
Subsequent Event [Line Items]
Interest Rate	4.25%